SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)			6 Months Ended		12 Months Ended
	Oct. 31, 2024	Aug. 20, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Issuance of convertible notes			$ 1,600,000		$ 10,144,186	$ 1,620,000
Fair value adjustment		$ 82,844
Conversion to common stock	$ (1,396,813)		(1,838,041)		(13,382,030)	(620,000)
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance				1,063,624	1,063,624
Issuance of convertible notes					10,144,186	1,620,000
Fair value adjustment						63,624
Conversion to common stock					(11,207,810)	(620,000)
Ending balance						1,063,624
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance			1,838,041	$ 319,220	319,220
Issuance of convertible notes			1,614,729		3,693,041	300,000
Fair value adjustment						19,220
Conversion to common stock			(1,838,041)		(2,174,220)
Ending balance			$ 1,614,729		$ 1,838,041	$ 319,220